Business Organization and Nature of Operations, Going Concern and Management's Plans (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash balance	$ 3,161,195		$ 3,161,195		$ 478,854	$ 357,842
Working capital surplus	214,643		214,643
Accumulated deficit	(60,088,290)		(60,088,290)		(53,094,602)	(23,833,656)	$ (24,709,588)
Net loss before income tax	$ (1,501,425)	$ (1,542,606)	$ (6,993,688)	$ (3,026,085)	$ (28,385,044)	$ (7,204,540)